Trade and other receivables	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Trade and other receivables

16	Trade and other receivables

	2017	2016	2015
	£’000	£’000	£'000

Trade receivables	2,232	1,428	985
Prepayments	627	586	685
Other receivables	848	873	1,213

Total trade and other receivables	3,707	2,887	2,883
Less: non-current portion (rental deposit and on bond)	(465)	(448)	(387)

Current portion	3,242	2,439	2,496

Trade and other receivables do not contain any impaired assets.  The Group does not hold any collateral as security and the maximum exposure to credit risk at the Consolidated Statement of Financial Position date is the fair value of each class of receivable.

Book values approximate to fair value at 31 December 2017, 2016 and 2015.